Issued share capital, share premium account and share options - Share capital (Details) - Ordinary shares. - shares shares in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of classes of share capital [line items]
Increase in number of shares through exercise of share options	6.5	3.6	3.0
Number of own shares repurchased during the year	0.0
Number of shares cancelled during the year	0.0	0.0	47.2